DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Oct. 21, 2020
Cash Held Outside Trust Account	$ 100,000
Business Combination tangible assets	$ 5,000,001
Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	3,000,000
Share Price	$ 0.20	$ 12.00
Common Class A [Member]
Stock Issued During Period, Shares, New Issues	20,000,000
Share Price	$ 10.00
Common Class A [Member] | Underwriter [Member]
Share Price	$ 10.00
Common Class A [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	23,000,000
Sale of Stock, Price Per Share	$ 10.00
Warrants [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	6,900,000
Share Price	$ 10.00
Sale of Stock, Number of Shares Issued in Transaction	16,300,000
Sale of Stock, Price Per Share	$ 1.00